Poplar Forest Cornerstone Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 57.6%	Shares	Value
Air Freight & Logistics - 2.6%
FedEx Corp.	2,900	$869,536

Banks - 3.0%
Citigroup, Inc.	16,300	1,034,398

Biotechnology - 2.5%
United Therapeutics Corp.(a)	2,700	860,085

Capital Markets - 1.3%
Stifel Financial Corp.	5,300	445,995

Chemicals - 2.4%
Dow, Inc.	15,100	801,055

Consumer Finance - 1.5%
Ally Financial, Inc.	13,200	523,644

Consumer Staples Distribution & Retail - 1.5%
Dollar Tree, Inc.(a)	4,900	523,173

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	48,800	932,568

Electrical Equipment - 1.7%
Sensata Technologies Holding plc	15,200	568,328

Electronic Equipment, Instruments & Components - 1.8%
Vishay Intertechnology, Inc.	26,800	597,640

Entertainment - 0.6%
Warner Bros. Discovery, Inc.(a)	29,600	220,224

Financial Services - 6.2%
Apollo Global Management, Inc.	3,460	408,522
Equitable Holdings, Inc.	26,000	1,062,360
Fidelity National Information Services, Inc.	8,400	633,024
		2,103,906

Food Products - 4.7%
Kraft Heinz Co.	22,800	734,616
Tyson Foods, Inc. - Class A	15,000	857,100
		1,591,716

Gas Utilities - 2.8%
National Fuel Gas Co.	17,300	937,487

Health Care Providers & Services - 4.4%
Cencora, Inc.	3,600	811,080
CVS Health Corp.	11,400	673,284
		1,484,364

Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp.	11,000	486,750

Insurance - 3.7%
Allstate Corp.	6,000	957,960
American International Group, Inc.	3,900	289,536
		1,247,496

IT Services - 2.2%
International Business Machines Corp.	4,400	760,980

Multi-Utilities - 2.5%
Dominion Energy, Inc.	17,600	862,400

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	4,000	625,680
Murphy Oil Corp.	8,400	346,416
		972,096

Pharmaceuticals - 2.4%
Merck & Co., Inc.	6,600	817,080

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	19,000	588,430

Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	8,600	367,994
TOTAL COMMON STOCKS (Cost $14,766,302)		19,597,345

CORPORATE BONDS - 12.3%	Par
Banks - 2.1%
Citizens Financial Group, Inc., 3.75%, 07/01/2024	$700,000	700,000

Electric Utilities - 3.2%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	300,000	288,902
DTE Electric Co., 3.00%, 03/01/2032	925,000	802,530
		1,091,432

Gas Utilities - 2.2%
National Fuel Gas Co., 3.95%, 09/15/2027	800,000	765,358

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	780,058

Specialty Retail - 2.5%
Dick's Sporting Goods, Inc., 3.15%, 01/15/2032	1,000,000	851,733
TOTAL CORPORATE BONDS (Cost $4,178,512)		4,188,581

U.S. TREASURY SECURITIES - 12.7%
U.S. Treasury Note TIPS
0.13%, 07/15/2024	924,350	923,756
0.25%, 07/15/2029	919,335	844,812
U.S. Treasury Notes
4.13%, 01/31/2025	800,000	794,460
2.63%, 04/15/2025	300,000	294,090
3.88%, 02/15/2043	770,000	699,136
4.13%, 08/15/2053	815,000	763,919
TOTAL U.S. TREASURY SECURITIES (Cost $4,495,390)		4,320,173

PREFERRED STOCKS - 1.8%	Shares
Consumer Finance - 1.8%
Ally Financial, Inc.
Series B, 4.70% to 5/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	618,137
TOTAL PREFERRED STOCKS (Cost $713,345)		618,137

U.S. GOVERNMENT AGENCY ISSUES - 2.5%	Par
Federal Home Loan Banks, 6.10%, 04/24/2034	$850,000	849,009
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $850,000)		849,009

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares
Sun Communities, Inc.	3,500	421,190
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $388,945)		421,190

SHORT-TERM INVESTMENTS - 11.7%
Money Market Funds - 7.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 5.14%(b)	2,471,176	2,471,176

U.S. Treasury Bills - 4.4%	Par
5.18%, 08/08/2024(c)	$171,000	170,057
5.40%, 09/05/2024(c)	165,000	163,425
5.47%, 10/03/2024(c)	165,000	162,773
5.19%, 11/29/2024(c)	155,000	151,674
4.82%, 12/26/2024(c)	175,000	170,578
4.93%, 02/20/2025(c)	175,000	169,364
5.06%, 03/20/2025(c)	180,000	173,531
5.15%, 05/15/2025(c)	180,000	172,237
5.17%, 06/12/2025(c)	175,000	166,834
		1,500,473
TOTAL SHORT-TERM INVESTMENTS (Cost $3,972,607)		3,971,649

TOTAL INVESTMENTS - 99.8% (Cost $29,365,101)		33,966,084
Other Assets in Excess of Liabilities - 0.2%		55,249
TOTAL NET ASSETS - 100.0%		$34,021,333

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
TIPS - Treasury Inflation Protected Securities

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,597,345	$–	$–	$19,597,345
Corporate Bonds	–	4,188,581	–	4,188,581
U.S. Treasury Securities	–	4,320,173	–	4,320,173
Preferred Stocks	–	618,137	–	618,137
U.S. Government Agency Issues	–	849,009	–	849,009
Real Estate Investment Trusts	421,190	–	–	421,190
Money Market Funds	2,471,176	–	–	2,471,176
U.S. Treasury Bills	–	1,500,473	–	1,500,473
Total Investments	$22,489,711	$11,476,373	$–	$33,966,084

Refer to the Schedule of Investments for additional information.